Ordinary shares - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions			12 Months Ended
	Nov. 20, 2018 USD ($) $ / shares shares	Nov. 20, 2018 CNY (¥) shares	Dec. 31, 2019 shares	Dec. 31, 2018 CNY (¥)
Number of shares issued			80,000
Proceeds from issuance of IPO,net of issuance cost | ¥				¥ 103,372
Class A ordinary shares
Number of initial public offering	2,600,000	2,600,000
Number of shares issued	10,400,000	10,400,000
Issuance Price per Share (US$) | $ / shares	$ 7.80
Proceeds from issuance of IPO,net of issuance cost	$ 15.0	¥ 103,400
ADS
Number of initial public offering	2,600,000	2,600,000
Number of shares issued			20,000
Pre-IPO China Best Redeemable and Series A to Series C
Conversion ratio to class A ordinary shares			1
Series D1 and Series D2 Shares
Conversion ratio to class A ordinary shares			1.47